Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Value Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EMV-NPRT3-0923
1.9898213.103
Common Stocks - 95.0%
	Shares	Value ($)
Brazil - 3.3%
Banco do Brasil SA	3,049,900	31,081,085
Embraer SA (a)	1,477,200	5,782,283
Telefonica Brasil SA	892,500	7,947,803
Vale SA	2,951,000	43,159,643
Vibra Energia SA	2,472,400	8,956,323
TOTAL BRAZIL		96,927,137
Chile - 0.5%
Banco de Credito e Inversiones	139,319	4,184,826
Cencosud SA	2,742,715	5,894,445
Empresas CMPC SA	2,334,474	4,608,036
TOTAL CHILE		14,687,307
China - 22.7%
Agricultural Bank of China Ltd. (H Shares)	65,436,000	23,744,872
Alibaba Group Holding Ltd. (a)	3,891,600	49,732,258
Anhui Conch Cement Co. Ltd. (H Shares)	2,517,500	7,569,705
Bank of China Ltd. (H Shares)	101,354,000	37,558,253
Bank of Communications Co. Ltd. (H Shares)	45,465,000	27,399,441
Beijing Enterprises Holdings Ltd.	1,019,500	4,045,894
CGN Power Co. Ltd. (H Shares) (b)	7,152,000	1,751,570
China CITIC Bank Corp. Ltd. (H Shares)	19,325,000	9,316,955
China Coal Energy Co. Ltd. (H Shares)	4,458,000	3,218,215
China Conch Venture Holdings Ltd.	3,396,500	4,241,869
China Construction Bank Corp. (H Shares)	83,847,000	48,870,947
China Feihe Ltd. (b)	6,756,000	4,114,811
China Galaxy Securities Co. Ltd. (H Shares)	7,386,000	4,299,637
China Life Insurance Co. Ltd. (H Shares)	15,792,000	27,538,653
China Merchants Holdings International Co. Ltd.	3,052,806	4,188,414
China Minsheng Banking Corp. Ltd. (H Shares)	13,992,500	5,328,665
China National Building Materials Co. Ltd. (H Shares)	9,704,000	6,096,962
China Overseas Land and Investment Ltd.	7,897,500	18,592,122
China Petroleum & Chemical Corp. (H Shares)	15,392,000	8,585,211
China Railway Group Ltd. (H Shares)	8,957,000	5,868,811
China Tower Corp. Ltd. (H Shares) (b)	99,336,000	11,208,719
China Vanke Co. Ltd. (H Shares)	3,769,000	5,306,341
CITIC Pacific Ltd.	13,624,000	15,302,958
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	7,141,300	7,536,050
Daqo New Energy Corp. ADR (a)	122,903	4,801,820
GCL Technology Holdings Ltd.	40,348,000	8,743,300
Geely Automobile Holdings Ltd.	10,490,000	15,145,392
Great Wall Motor Co. Ltd. (H Shares) (c)	5,345,500	7,238,005
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,002,000	3,755,627
Haitong Securities Co. Ltd. (H Shares)	5,806,400	4,050,163
Hengan International Group Co. Ltd.	1,385,500	5,693,787
Industrial & Commercial Bank of China Ltd. (H Shares)	80,699,000	39,407,565
Kingboard Chemical Holdings Ltd.	1,369,000	3,791,612
Kunlun Energy Co. Ltd.	8,478,000	6,902,935
Lenovo Group Ltd.	15,748,000	18,052,177
Longfor Properties Co. Ltd. (b)	3,645,000	9,698,002
Meituan Class B (a)(b)	385,740	7,363,823
New China Life Insurance Co. Ltd. (H Shares)	1,827,100	5,271,224
People's Insurance Co. of China Group Ltd. (H Shares)	17,462,000	6,694,711
PICC Property & Casualty Co. Ltd. (H Shares)	14,642,000	17,084,743
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	16,485,000	10,103,771
Qifu Technology, Inc. ADR	304,685	6,081,513
Sinopharm Group Co. Ltd. (H Shares)	2,856,400	8,954,978
SITC International Holdings Co. Ltd.	2,741,000	5,974,817
TAL Education Group ADR (a)(c)	1,065,146	8,712,894
Tencent Holdings Ltd.	1,988,700	91,402,944
Vipshop Holdings Ltd. ADR (a)	736,709	13,872,230
Yangzijiang Shipbuilding Holdings Ltd.	5,802,800	6,720,295
Yankuang Energy Group Co. Ltd. (H Shares)	4,611,000	6,917,476
TOTAL CHINA		663,853,137
Czech Republic - 0.1%
CEZ A/S	90,044	3,984,752
Egypt - 0.1%
Commercial International Bank SAE	1,034,256	1,690,289
Greece - 0.5%
Eurobank Ergasias Services and Holdings SA (a)	3,079,191	5,374,593
National Bank of Greece SA (a)	1,149,166	7,909,560
TOTAL GREECE		13,284,153
Hong Kong - 0.5%
Orient Overseas International Ltd.	281,000	4,680,391
WH Group Ltd. (b)	16,660,500	9,093,135
TOTAL HONG KONG		13,773,526
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	738,505	5,832,118
India - 18.2%
Aurobindo Pharma Ltd.	598,716	5,986,068
Bajaj Auto Ltd.	147,839	8,864,947
Bank of Baroda	2,201,723	5,413,283
Cipla Ltd./India	1,132,110	16,174,967
Divi's Laboratories Ltd.	191,754	8,590,458
Dr. Reddy's Laboratories Ltd.	258,355	17,719,339
Eicher Motors Ltd.	277,752	11,366,420
GAIL India Ltd.	5,598,736	8,108,092
HCL Technologies Ltd.	2,252,934	30,591,578
HDFC Bank Ltd.	391,971	7,870,083
Hero Motocorp Ltd.	276,518	10,771,896
Hindalco Industries Ltd.	3,109,399	17,490,369
Indus Towers Ltd. (a)	1,778,435	3,719,490
Infosys Ltd.	1,658,758	27,457,232
ITC Ltd.	6,248,376	35,382,645
Jindal Steel & Power Ltd.	846,895	6,886,686
Jio Financial Services Ltd. (d)	579,379	1,844,728
Mahindra & Mahindra Ltd.	2,037,777	36,553,121
Maruti Suzuki India Ltd.	282,869	33,779,009
NTPC Ltd.	10,114,532	26,854,427
Oil & Natural Gas Corp. Ltd.	8,301,936	17,872,784
Power Finance Corp. Ltd.	2,472,847	7,859,949
REC Ltd.	2,634,588	6,501,576
Reliance Industries Ltd.	579,379	17,959,410
State Bank of India	3,799,669	28,654,605
Sun Pharmaceutical Industries Ltd.	2,260,644	31,430,209
Tata Motors Ltd.	4,267,785	33,435,480
Tata Steel Ltd.	17,170,482	25,711,878
Tech Mahindra Ltd.	1,347,629	18,279,185
Vedanta Ltd.	2,373,907	7,966,906
Wipro Ltd.	3,153,819	15,556,693
TOTAL INDIA		532,653,513
Indonesia - 1.9%
Indofood Sukses Makmur Tbk PT	9,345,700	4,539,606
PT Adaro Energy Indonesia Tbk	29,959,900	4,788,021
PT Astra International Tbk	42,958,100	19,513,461
PT Bank Negara Indonesia (Persero) Tbk	4,790,500	2,819,343
PT Telkom Indonesia Persero Tbk	100,912,700	24,862,462
TOTAL INDONESIA		56,522,893
Korea (South) - 14.1%
GS Holdings Corp.	197,794	5,836,047
Hana Financial Group, Inc.	629,908	19,374,655
Hankook Tire Co. Ltd.	163,494	4,951,960
HMM Co. Ltd.	770,376	10,545,250
Hyundai Mobis	140,497	25,620,481
Hyundai Motor Co. Ltd.	247,949	38,034,940
Hyundai Steel Co.	181,808	5,143,818
Industrial Bank of Korea	611,113	4,969,371
KB Financial Group, Inc.	818,219	32,692,076
Kia Corp.	531,051	34,372,099
Korea Investment Holdings Co. Ltd.	97,228	3,717,237
Kumho Petro Chemical Co. Ltd.	40,588	3,815,092
LG Corp.	257,441	16,823,970
POSCO	112,956	56,779,682
Samsung Electronics Co. Ltd.	1,982,460	108,298,929
Shinhan Financial Group Co. Ltd.	1,083,083	29,738,394
Woori Financial Group, Inc.	1,379,385	12,576,962
TOTAL KOREA (SOUTH)		413,290,963
Kuwait - 0.8%
Agility Public Warehousing Co. KSC (a)	3,418,108	7,009,792
Mobile Telecommunication Co.	4,513,533	7,654,787
National Bank of Kuwait	2,949,064	9,235,025
TOTAL KUWAIT		23,899,604
Malaysia - 1.5%
Genting Bhd	4,539,200	4,338,867
IHH Healthcare Bhd	6,727,900	8,878,023
Kuala Lumpur Kepong Bhd	1,196,600	6,188,670
PPB Group Bhd	1,514,200	5,608,148
Sime Darby Plantation Bhd	7,066,500	7,130,755
Tenaga Nasional Bhd	5,690,500	12,115,502
TOTAL MALAYSIA		44,259,965
Mexico - 2.3%
America Movil S.A.B. de CV Series L	32,980,000	34,565,482
Arca Continental S.A.B. de CV	967,200	9,689,906
CEMEX S.A.B. de CV unit (a)	16,729,400	12,708,150
Grupo Televisa SA de CV	5,369,500	5,682,146
Ternium SA sponsored ADR	104,473	4,664,719
TOTAL MEXICO		67,310,403
Peru - 0.2%
Credicorp Ltd. (United States)	34,237	5,376,921
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	4,779,500	4,682,030
ACEN Corp. (a)	1,474,290	140,127
Ayala Corp.	491,040	5,498,718
Metropolitan Bank & Trust Co.	3,817,870	4,171,016
PLDT, Inc.	183,410	4,374,856
Universal Robina Corp.	634,460	1,416,329
TOTAL PHILIPPINES		20,283,076
Poland - 0.8%
LPP SA	1,202	4,141,051
Orlen SA	1,136,831	20,289,353
TOTAL POLAND		24,430,404
Qatar - 0.9%
Industries Qatar QSC (a)	3,167,977	11,601,410
Ooredoo QSC	1,636,526	5,138,871
Qatar National Bank SAQ (a)	2,304,490	10,750,066
TOTAL QATAR		27,490,347
Russia - 0.1%
Gazprom OAO (d)	9,889,350	1,049,471
Inter Rao Ues JSC (d)	63,735,100	356,361
Magnit OJSC (d)	135,409	2,821
Mobile TeleSystems OJSC sponsored ADR (a)(d)	753,517	750,495
Sberbank of Russia (d)	440,500	2,747
Surgutneftegas OJSC (d)	29,672,400	368,225
VK Co. Ltd. GDR (Reg. S) (a)(d)	217,763	548,763
VTB Bank OJSC (a)(d)	9,075,720,096	351,653
TOTAL RUSSIA		3,430,536
Saudi Arabia - 3.5%
Almarai Co. Ltd.	530,562	9,744,035
Banque Saudi Fransi	912,537	10,361,999
Etihad Etisalat Co.	800,725	9,999,458
Jarir Marketing Co.	1,081,508	4,468,327
Riyad Bank	1,905,194	16,149,155
Saudi Electricity Co.	1,680,085	10,049,341
Saudi Telecom Co.	3,125,262	35,321,225
The Savola Group	556,992	6,280,190
TOTAL SAUDI ARABIA		102,373,730
South Africa - 3.3%
Absa Group Ltd.	1,199,127	12,702,851
Aspen Pharmacare Holdings Ltd.	822,258	8,818,109
Growthpoint Properties Ltd.	5,167,105	3,660,710
Impala Platinum Holdings Ltd.	1,815,257	13,111,730
MTN Group Ltd.	1,885,248	14,763,625
MultiChoice Group Ltd.	931,629	4,610,805
Sasol Ltd.	1,242,323	17,345,448
Sibanye-Stillwater Ltd.	6,024,907	11,449,801
Woolworths Holdings Ltd.	2,093,426	9,364,595
TOTAL SOUTH AFRICA		95,827,674
Taiwan - 14.8%
Acer, Inc.	6,468,000	7,189,862
ASE Technology Holding Co. Ltd.	7,224,000	26,390,469
ASUSTeK Computer, Inc.	1,429,000	16,520,231
Catcher Technology Co. Ltd.	1,521,000	8,381,296
Cathay Financial Holding Co. Ltd.	19,649,023	28,550,556
Compal Electronics, Inc.	8,819,000	8,528,824
Evergreen Marine Corp. (Taiwan)	2,162,300	7,142,197
Foxconn Technology Co. Ltd.	2,228,000	3,941,422
Fubon Financial Holding Co. Ltd.	15,817,215	32,904,389
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,792,000	40,634,949
Macronix International Co. Ltd.	3,939,000	3,903,220
Novatek Microelectronics Corp.	1,185,000	15,957,568
Pegatron Corp.	4,473,000	10,853,624
Pou Chen Corp.	5,395,000	5,354,562
Powerchip Semiconductor Manufacturing Corp.	6,114,600	5,816,308
Powertech Technology, Inc.	1,514,000	5,313,377
Radiant Opto-Electronics Corp.	990,000	3,788,827
Sino-American Silicon Products, Inc.	1,186,000	6,459,982
Taiwan Semiconductor Manufacturing Co. Ltd.	6,577,000	118,540,430
Uni-President Enterprises Corp.	7,698,000	18,410,068
Unimicron Technology Corp.	2,667,000	15,627,946
United Microelectronics Corp.	20,937,000	31,402,570
Wan Hai Lines Ltd.	2,987,000	4,781,325
Yang Ming Marine Transport Corp.	3,706,000	5,473,194
TOTAL TAIWAN		431,867,196
Thailand - 1.7%
Advanced Information Service PCL NVDR	1,448,200	9,579,780
Bangkok Bank PCL:
(For. Reg.)	5,000	25,099
NVDR	1,210,300	6,075,412
Central Retail Corp. PCL NVDR	4,178,800	5,045,383
Charoen Pokphand Foods PCL:
(For. Reg.)	83,100	49,376
NVDR	7,249,400	4,307,415
Kasikornbank PCL:
(For. Reg.)	12,500	46,100
NVDR	2,451,300	9,040,357
SCB X PCL NVDR	1,762,600	5,803,966
Thai Beverage PCL	18,182,300	8,272,451
TOTAL THAILAND		48,245,339
Turkey - 0.6%
Haci Omer Sabanci Holding A/S	2,006,501	4,289,631
Koc Holding A/S	1,884,890	9,444,476
Turkiye Is Bankasi A/S Series C	7,427,876	4,165,692
TOTAL TURKEY		17,899,799
United Arab Emirates - 1.5%
Emaar Properties PJSC	8,417,216	15,491,949
Emirates NBD Bank PJSC (a)	5,158,144	23,874,445
Multiply Group (a)	6,296,777	5,537,474
TOTAL UNITED ARAB EMIRATES		44,903,868
United States of America - 0.2%
JBS SA	1,416,600	5,625,958
TOTAL COMMON STOCKS (Cost $2,713,065,913)		2,779,724,608

Nonconvertible Preferred Stocks - 2.7%
	Shares	Value ($)
Brazil - 2.6%
Gerdau SA	2,314,290	14,315,196
Metalurgica Gerdau SA (PN)	1,611,400	4,685,541
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	8,686,900	57,150,295
TOTAL BRAZIL		76,151,032
Colombia - 0.1%
Bancolombia SA (PN)	441,653	3,372,377
Russia - 0.0%
AK Transneft OAO (d)	2,792	821,624
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $63,720,245)		80,345,033

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (f) (Cost $1,889,983)	1,900,000	1,889,721

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (g)	35,807,392	35,814,553
Fidelity Securities Lending Cash Central Fund 5.32% (g)(h)	7,025,897	7,026,600
TOTAL MONEY MARKET FUNDS (Cost $42,841,153)		42,841,153

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $2,821,517,294)	2,904,800,515
NET OTHER ASSETS (LIABILITIES) - 0.7% (i)	19,699,229
NET ASSETS - 100.0%	2,924,499,744

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,238	Sep 2023	65,261,170	3,516,868	3,516,868

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,333,831 or 1.8% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,889,721.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $78,621 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	19,455,170	132,784,613	116,425,230	409,636	-	-	35,814,553	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	1,612,397	176,981,134	171,566,931	182,403	-	-	7,026,600	0.0%
Total	21,067,567	309,765,747	287,992,161	592,039	-	-	42,841,153

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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